Share-based payments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Billions					6 Months Ended
	Jun. 30, 2022	Jun. 14, 2022	Mar. 29, 2022	Mar. 22, 2022	Jun. 30, 2022
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement exercise price per share granted					$ 0
Performance Based Options [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization	$ 1.5				$ 1.5
Performance Based Options [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization	2.0				2.0
Performance Based Options [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization	$ 3.0				$ 3.0
Additional Grants Under 2020 Plan [Member] | Granted On March 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement exercise price per share granted					$ 7.94
Share based compensation by share based payment arrangement fair value per share			$ 5.84	$ 5.84
Additional Grants Under 2020 Plan [Member] | Granted On June 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement exercise price per share granted					$ 8.25
Share based compensation by share based payment arrangement fair value per share	$ 5.84	$ 5.84
Converted Options [Member] | Granted On June 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment equity instruments other than shares vesting period					one year
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement exercise price per share granted					$ 10
Share based compensation by share based payment arrangement term of stock options					ten-year
Date of vesting of stock options					Jul. 31, 2021